Basis of Presentation and Summary of Significant Accounting Policies (Policies)	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 04, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation and Principles of Consolidation
Basis of Presentation
The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Separate statements of income and comprehensive income, changes in stockholder’s equity, and cash flows have not been presented because there have been no activities in this entity as of May 4, 2021.

Basis of Presentation
The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Separate statements of income and comprehensive income, changes in stockholder’s equity, and cash flows have not been presented because there have been no activities in this entity as of September 30, 2021.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Organization Costs	Organization costs Costs related to incorporation of the Company will be paid by Bird Rides and recorded as an expense of Bird Rides.	Organization Costs Costs related to incorporation of the Company will be paid by Bird and recorded as an expense of Bird.
Liquidity
Liquidity
The Company expects that it will have enough cash to support the Company’s operations and cash flow requirements through at least the next 12 months following the issuance date of these financial statements.

Bird Rides [Member]
Company Overview
Company Overview
Bird Rides, Inc. (“Bird,” the “Company,” “our,” and “we”) was incorporated in Delaware in April 2017, and is headquartered in Santa Monica, California. Bird is a micromobility company engaged in delivering electric transportation solutions for short distances. The Company partners with cities to bring lightweight, electric vehicles to residents and visitors in an effort to replace car trips by providing an alternative sustainable transportation option.

Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements (“condensed consolidated financial statements”) include the accounts of the Company and its wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report included in the final prospectus and definitive proxy statement, dated October 7, 2021 (the “Proxy Statement/Prospectus”) and filed by Bird Global, Inc., a Delaware corporation (“ Bird Global”) with the SEC. All intercompany balances and transactions are eliminated upon consolidation.
The consolidated balance sheet as of December 31, 2020 included herein was derived from the audited annual consolidated financial statements as of that date. The condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company’s financial position, results of operations, comprehensive loss, stockholders’ deficit, and cash flows for the periods presented, but are not necessarily indicative of the results of operations to be anticipated for any future annual or interim period.
There have been no material changes to the Company’s significant accounting policies as described in the audited consolidated financial statements as of December 31, 2020.

Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Bird Rides, Inc. and its wholly-owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed consolidated financial statements, the reported amounts of revenues and expenses during the reporting period, and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements. On an ongoing basis, management evaluates estimates, which are subject to significant judgment, including those related to useful lives associated with vehicles, impairment of other long-lived assets, impairment of goodwill, and loss contingencies. Actual results could differ from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, the reported amounts of revenues and expenses during the reporting period, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements. On an ongoing basis, management evaluates estimates which are subject to significant judgment including those related to useful lives associated with vehicles, impairment of other long-lived assets, impairment of goodwill, and loss contingencies. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with a maturity of ninety days or less at the time of purchase. Cash equivalents consist primarily of money market securities and all cash and money market investments are deposited with institutions management believes are of high credit quality. Cash equivalents are stated at fair value.

Restricted Cash and Cash Equivalents
Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents are pledged as security for letters of credit or other collateral amounts established by the Company for certain insurance policies and other various contractual arrangements. As of December 31, 2020 and December 31, 2019, the Company issued irrevocable standby letters of credit of $5.3 million and $8.2 million, respectively. Restricted cash and cash equivalents are classified as current or non current based on the contractual or estimated term of the remaining restriction. Current restricted cash balances as of December 31, 2020 and December 31, 2019 were $9.6 million and $9.2 million, respectively. Non current restricted cash balances as of the periods ended December 31, 2020 and December 31, 2019 were $1.0 million.

Accounts Receivable
Accounts Receivable
Accounts receivable represents uncollected balances due from retail and platform customers. Amounts are written off against the allowance for doubtful accounts after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory, net
Inventory, net
Inventory consists of vehicles and parts available for sale, valued at the lower of cost based on an average cost method or net realizable value. This valuation requires the Company to make judgments, based on currently available information. The average cost of inventory consists of the price paid for aforementioned vehicles and spare parts plus any freight, or customs duties incurred. Inventory is comprised entirely of finished goods.

Vehicle Deposits				Vehicle Deposits Vehicle deposits consist of prepayments on vehicles and spare parts to which the Company does not yet have title.
Vehicles, net
Vehicles, net
Vehicles consist of vehicles that are used within the Company’s ridesharing business. The capitalized cost of vehicles includes freight from manufacturers and any customs or duties incurred. The vehicles balance is comprised of those vehicles that are in transit from the contract manufacturer to Bird, held by Bird but not yet deployed in market, and those that are deployed in market and available for use in our Sharing business. Within our Sharing business, Bird maintains ownership of all vehicles. We recognize depreciation related to our sharing service vehicles using a usage-based depreciation methodology based on the number of rides taken by customers. The estimated total number of lifetime rides of our vehicles are based on factors including historical ride information and any anticipated changes to future vehicle utilization. Spare parts are expensed as a cost of revenue when used by the Company for vehicle maintenance and repairs.
The Company updates its estimated useful life assumption based on changes in activity of the vehicles and accelerates depreciation on vehicles that have been determined to be no longer active.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements. In estimating future tax consequences, generally all expected future events other than enactments or changes in the tax law or rates are considered.
The Company accounts for uncertainty in tax positions recognized in the consolidated financial statements by recognizing a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not
recognition threshold at the effective date to be recognized.
Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more-likely-than-not
expected to be realized based on the weighting of positive and negative evidence. Future realization of deferred tax assets ultimately depends on the existence of sufficient taxable income within the carryback or carryforward periods available under the applicable tax law. The Company regularly reviews the deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing temporary differences, and tax planning strategies. The Company’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Company’s income tax provision would increase or decrease in the period in which the assessment is changed.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations.

Property and Equipment, net
Property and Equipment, net
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the related assets, which range from two to five years as shown in the table below. Useful lives used to depreciate our property and equipment are assessed periodically and adjusted when warranted. Additions, replacements, and improvements that extend the asset’s useful life are capitalized. Maintenance and repairs that do not enhance or extend the asset’s useful life are charged to expense as incurred.

Property and Equipment	Useful Life (Years)
Computer Hardware, Software, and Equipment	2 – 5
Furniture & Fixtures	3
Leasehold Improvements	Lesser of useful life or lease term

Evaluation of Long-Lived Assets for Impairment
Evaluation of Long-Lived Assets for Impairment
The Company evaluates its
held-and-used
long-lived assets for indicators of possible impairment when events or changes in circumstances indicate the carrying amount of an asset or asset group (collectively, the “asset group”) may not be recoverable. The Company measures the recoverability of the asset group by comparing the carrying amount of such asset groups to the future undiscounted cash flows it expects the asset group to generate. If the Company considers the asset group to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset group exceeds its fair value. The Company has not recorded any impairment loss of its long-lived assets during the years ended December 31, 2020 and December 31, 2019.

Leases
Leases
The Company leases its facilities under operating leases. The Company’s leases generally contain escalating payments over the lease term (including rent holiday periods). Rent expense is recognized on a straight-line basis over the term of the lease. Accordingly, the Company records the difference between cash rent payments and the recognition of rent expenses as a deferred rent liability within other liabilities and other current liabilities in the consolidated balance sheets. The Company also has landlord-funded leasehold improvements that are recorded as tenant allowances, which are amortized as a reduction of rent expense over the noncancelable terms of the operating leases.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination and is allocated to reporting units expected to benefit from the business combination. The Company tests goodwill for impairment at least annually, in the fourth quarter, or whenever events or changes in circumstances indicate that goodwill might be impaired. In testing for goodwill impairment, the Company first assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The qualitative factors include, but are not limited to, macroeconomic conditions, industry and market considerations, and the overall financial performance of the Company. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then additional impairment testing is not required. However, if the Company concludes otherwise, the Company proceeds to the quantitative assessment.
The quantitative assessment compares the estimated fair value of a reporting unit to its book value, including goodwill. If the fair value exceeds book value, goodwill is considered not to be impaired and no additional steps are necessary. However, if the book value of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
As of December 31, 2020 and 2019, the Company had a goodwill balance of $131.3 million and $1.3 million, respectively, on the consolidated balance sheets. The Company performed a qualitative assessment for goodwill impairment in the fourth quarter of the fiscal years ended December 31, 2020 and December 31, 2019. No goodwill impairment was recognized for those years then ended.

Intangible Assets, net
Intangible Assets, net
As of December 31, 2020 and 2019, the Company’s intangible assets, net of amortization, totaled $3.3 million and $1.3 million, respectively, within other assets on the consolidated balance sheets. Intangible assets are carried at cost and amortized on a straight-line basis over their estimated useful lives, which range from 16 to 66 months. The Company reviews definite-lived intangible assets for impairment under the long-lived asset model described in the Evaluation of Long-Lived Assets for Impairment section.

Fair Value Measurements
Fair Value Measurements
Generally accepted accounting principles define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or, if none exists, the most advantageous market, for the specific asset or liability at the measurement date (referred to as the “exit price”). Fair value is a market-based measurement that is determined based upon assumptions that market participants would use in pricing an asset or liability, including consideration of nonperformance risk.
The Company discloses and recognizes the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy indicates the extent to which inputs used in measuring fair value are observable in the market.
Level 1: Inputs that reflect quoted prices for identical assets or liabilities in active markets that are observable.
Level 2: Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3: Inputs that are unobservable to the extent that observable inputs are not available for the asset or liability at the measurement date and include management’s judgment about assumptions market participants would use in pricing the asset or liability.
Assets Measured at Fair Value on a Recurring Basis
The carrying amounts of the Company’s financial instruments, including cash equivalents, restricted cash, accounts receivable, accounts payable, warrants, accrued expenses and other current liabilities, approximate their respective fair values due to their short-term nature. The Company’s assets and liabilities listed above are based on level 1 inputs.
Assets Measured at Fair Value on a
Non-Recurring
Basis
The Company’s
non-financial
assets, such as goodwill, intangible assets, and property and equipment are adjusted to fair value when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash and cash equivalents, and accounts receivable. Cash, cash equivalents and restricted cash consist primarily of cash deposits and money market securities, and all cash and money market investments are deposited with institutions management believes are of high credit quality. The Company has not experienced any material losses related to these concentrations during the periods presented. No customers accounted for 10% or more of revenue for the years ended December 31, 2019 and 2020.

Revenue Recognition
Revenue Recognition
For the years ended December 31, 2020, and 2019, the Company recognized revenue from rides taken by individual users of the Bird Rides mobile application (“App”) as part of Sharing, which the Company accounts for pursuant to ASC 840,
Leases
. Additionally, the Company recognized revenue from Product sales, primarily comprised of vehicles sales, pursuant to ASC 606,
Revenue from Contracts with Customers
. Sales taxes, including value added taxes, are excluded from reported revenue.

Sharing
Sharing
The Company’s technology platform enables users to participate in the Company’s vehicle Sharing program. To use a vehicle, the user contracts with the Company via acceptance of the Bird User Agreement and pays for the ride from its preloaded wallet balance, or on a per-ride basis. The user must use the App to access the shared vehicles and must end the ride on the App to conclude the trip. The Company is responsible for providing access to the vehicles over the user’s desired period of use. In-market operations for our Sharing business are either managed In-House or with the support of a network of local logistics providers known as Fleet Managers. The Company accounts for these revenues as operating lease revenue pursuant to ASC 840,
Leases
, and records revenue upon completion of each ride. The Company treats credits, coupons and rider incentives as a reduction of the revenue for the ride to which it relates in the period the credit was used.

Product Sales
Product Sales
In the Product sales revenue stream, the Company sells vehicles directly to customers and distributors. Revenue is generally recognized, net of taxes, upon shipment, as that is when title transfers to the customer and the performance obligation is considered satisfied with payment due upon shipment. The Company has a
30-day
return policy for which a customer can return a vehicle for a full refund. There is no history of material returns. The Company also guarantees the Product sales with a
1-year
limited warranty.

Disaggregation of Revenue
Disaggregation of Revenue
The Company disaggregates revenue into the Sharing and Product sales categories disclosed on the consolidated statement of operations. Disaggregating revenue into these categories achieves the disclosure objectives to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. Further disaggregation is presented in the segment footnote for revenues generated from Europe, Middle East, and Africa (“EMEA”), North America, and Other.

Contract Assets				Contract Assets The Company had no contract assets as of and for the years ended December 31, 2020 and 2019.
Deferred Revenue
Deferred Revenue
Deferred revenue primarily consists of wallet payments made by customers. In connection with Sharing revenues, Bird requires a wallet balance to be maintained in most countries to ensure cash collection for rides. An immaterial portion of deferred revenue also consists of deposits made by Product sales customers for the purchase of vehicles and parts that have not yet been delivered.

Practical Expedients and Exemptions
Practical Expedients and Exemptions
The Company elected to use the practical expedient that allows the Company to expense the costs incurred to obtain a contract when the amortization period is one year or less.

Tariff Reimbursement
Tariff Reimbursement
The US government imposed Section 301 tariffs (the “Tariffs”) on certain goods imported from China to the United States, including Bird Vehicles. Accordingly, the Company paid the required 25% Tariffs for the import of vehicles into the United States. The costs associated with the Tariffs were capitalized as part of the associated costs of the Vehicles when the Vehicles were purchased during fiscal 2018 and 2019. The costs were then depreciated and included in the consolidated statement of operations consistent with our Vehicle depreciation policy, with most of the expense being recognized in fiscal years 2018 and 2019.    In the first quarter of 2020, after filing protests and post summary corrections a ruling determination from the US Custom and Border Protection Agency (the “Agency”) determined our vehicles were exempted from the 301 Tariffs both retroactively and into the future and therefore recognized a $25.0 million benefit to the consolidated statement of operations in the first quarter of fiscal 2020.

Stock-based Compensation
Stock-based Compensation
The Company recognizes all equity classified stock-based grants to employees and nonemployees based on the grant date fair value of the award. This grant date fair value is recognized as compensation cost over the period during which the employee or nonemployee is required to provide service in exchange for the award. The fair value of the common stock on grant date has been determined by the Board, assisted by an independent appraisal, at each stock option measurement date. The Company’s policy is to issue new shares, which have been previously authorized by the Board, upon the exercise of awards.
The Company issues service-based awards, vesting over a total of 4 years generally pursuant to two different vesting schedules. Under one vesting schedule, the first vest is generally a one-year
cliff vest, followed by monthly vesting for the final three years. Under the second vesting schedule, the award vests on a monthly basis over the four-year vest term.
The fair value of stock options that vest solely based on a service condition is determined by the Black-Scholes-Merton Option (“BSM”) pricing model on the date of the grant. This valuation model for stock-based compensation expense requires the Company to make assumptions and judgement about the variables used in the BSM model, including the deemed fair value of common stock, expected term, expected volatility, risk free interest rate, and dividend yield. As the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior, the Company determines the expected term based on the average period the stock options are expected to remain outstanding. For stock options, expected term is calculated as the midpoint of the stock options vesting term and contractual expiration period.
The fair value of the Common Stock underlying the stock option awards was determined by the board of directors. Given the absence of a public trading market, the board of directors considered numerous objective and subjective factors to determine the fair value of our Common Stock at each meeting at which awards were approved. These factors included, but were not limited to;

•	The results of contemporaneous unrelated third-party valuations of the Company’s common stock

•	The prices of the recent redeemable convertible preferred stock sales by the Company to investors

•	The rights, preferences, and privileges of preferred stock relative to those of common stock

•	Market multiples of comparable public companies in the industry as indicated by their market capitalization and guideline merger and acquisition transactions

•	The Company’s performance and market position relative to competitors, which may change from time to time

•	The Company’s historical financial results and estimated trends and prospects for the Company’s future performance

•	The economic and competitive environment

•	The financial condition, results of operations, and capital resources

•	The industry outlook

•	The valuation of comparable companies

•	The likelihood and timeline of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions

Forfeiture
Forfeiture
The Company accounts for forfeitures as they occur. In the case of awards being forfeited because of a failure to satisfy a service condition, previously recognized compensation cost is reversed in the period of the forfeiture.

Foreign Currency Translations and Transactions
Foreign Currency Translations and Transactions
The reporting currency of the Company is the U.S. dollar. The functional currency of our foreign operations generally is the applicable local currency for each foreign subsidiary. Assets and liabilities of foreign subsidiaries are translated into U.S. Dollars at the exchange rate on the balance sheet date. Revenues and expenses of foreign subsidiaries are translated at the average exchange rate during the period. Translation gains or losses are included as a component of accumulated other comprehensive loss in the accompanying consolidated statements of stockholders’ deficit.

Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders
Basic net loss per share is based on the weighted-average effect of all common shares issued and outstanding and is calculated by dividing net loss attributable to common stockholders by the weighted-average shares outstanding during the period. Diluted net loss per share is calculated by dividing net loss by the weighted-average number of common shares used in the basic loss per share calculation plus the number of common shares that would be issued assuming exercise or conversion of all potentially dilutive instruments. We exclude equity instruments from the calculation of diluted loss per share if the effect of including such instruments is anti-dilutive. Since we are in a net loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potentially dilutive securities outstanding would have been anti-dilutive.
Redeemable Convertible Preferred Shares and Founders Convertible Preferred Shares are considered participating securities, they do not participate in losses of the Company therefore the two-class
method would yield the same results as the basic EPS calculation.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
. This ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. The Company adopted this guidance on January 1, 2021. The adoption of the guidance did not have a material impact on the condensed consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13
—Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
. This guidance requires an entity to use a current expected credit loss methodology to measure impairments of certain financial assets and to recognize an allowance for its estimate of lifetime expected credit losses. The main objective of this update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The Company adopted this guidance on January 1, 2021. The adoption of the guidance did not have a material impact on the condensed consolidated financial statements.
Recent Adopted Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2014-09,
Revenue from Contracts with Customers (“ASU
2014-09”
or “ASC 606”) and issued additional ASUs issued to clarify the guidance in ASU
2014-09,
which amends the existing accounting standards for revenue recognition. The Company adopted ASC 606 on January 1, 2019 using a full retrospective approach applied to all contracts. The core principle of ASC 606 is that an entity should recognize revenue from customers for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. ASC 606 also provides guidance for when an entity should recognize revenue gross as a principal or net as an agent and how an entity should identify performance obligations. The adoption of ASC 606 did not have a material effect on the Company’s consolidated financial statements.
In July 2017, the FASB issued ASU
No. 2017-11,
Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815). The amendments in this update relate to liability or equity classification of financial instruments (or embedded features), and the recognition, measurement, and earnings per share of certain freestanding equity-classified financial instruments that include down round features. The amendments require companies to disregard the down round feature when assessing whether the instrument is indexed to its own stock, for purposes of determining liability or equity classification. Further, companies that provide earnings per share (“EPS”) data will adjust the basic EPS calculation for the effect of the feature when triggered and will also recognize the effect of the trigger within equity. This update is effective for annual periods beginning January 1, 2020, and interim periods beginning January 1, 2021. The Company adopted this ASU on January 1, 2020 and the adoption did not have a material impact on the Company’s consolidated financial statements.
In June 2018, the FASB issued ASU
No. 2018-07,
Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU
2018-07”
or “ASC 718”), which amends the existing accounting standards for stock-based compensation such that companies will no longer be required to value non-employee
awards differently from employee awards. Additionally, companies will value all equity classified awards at their grant-date under ASC 718 and forgo revaluing the award after the grant date. The ASU is effective for annual periods beginning January 1, 2020 and interim periods beginning January 1, 2021. On January 1, 2019, the Company early adopted the ASU, which did not have a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, to improve the effectiveness of the disclosure requirements for fair value measurements. The ASU makes amendments regarding changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty. The ASU is effective for fiscal years and interim periods beginning January 1, 2020. The Company adopted this ASU on January 1, 2020, which did not have a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-05,
Intangibles — Goodwill and Other —
Internal-Use
Software. The ASU aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract (i.e. a cloud computing arrangement) with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (ASC
350-40).
Costs incurred during the application development stage will be capitalized and costs incurred during the preliminary project and post implementation stages will be expensed. The capitalized implementation costs will be expensed over the term of the hosting arrangement and will be subject to the impairment guidance in ASC
350-40.
The ASU is effective January 1, 2021, with early adoption permitted. The Company early adopted this ASU on January 1, 2020, which did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02
—Leases (Topic 842)
, which introduces a lessee model that brings most leases on the balance sheet and aligns many of the underlying principles of the new lessor model with those in the new revenue recognition standard. The FASB also subsequently issued guidance amending and clarifying various aspects of the new leases guidance. The new leasing standard represents a wholesale change to lease accounting for lessees and requires additional disclosures regarding leasing arrangements. This update is effective for annual periods beginning January 1, 2022, and interim periods beginning January 1, 2023, with early adoption permitted. The Company is in the process of evaluating its impact.
The Company does not believe there are any other recently issued and effective or not yet effective pronouncements that would have or are expected to have any significant effect on the Company’s financial position, cash flows or results of operations.

Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842), which introduces a lessee model that brings most leases on the balance sheet and aligns many of the underlying principles of the new lessor model with those in the new revenue recognition standard. The FASB also subsequently issued guidance amending and clarifying various aspects of the new leases guidance. The new leasing standard represents a wholesale change to lease accounting for lessees and requires additional disclosures regarding leasing arrangements. This update is effective for annual periods beginning January 1, 2022, and interim periods beginning January 1, 2023, with early adoption permitted. The Company is in the process of evaluating its impact.